INVESTMENTS	12 Months Ended
Dec. 31, 2014
INVESTMENTS [Abstract]
INVESTMENTS

5.    INVESTMENTS

	2013	2014
	RMB	RMB

Investment in a jointly controlled entity (a)	5,833	5,509
Investment in an affiliated company under equity method (b)	-	200
Investment in an affiliated company under cost method (c)	-	6,000
Total net book value	5,833	11,709

a.	Investment in a jointly controlled entity

Exercise price	Investment in a jointly controlled entity	Shareholders’ loan	Subtotal	Shares of loss	Total
At January 1, 2012	500	10,000	10,500	(2,199)	8,301
Share of loss	-	-	-	(1,676)	(1,676)
At December 31, 2012	500	10,000	10,500	(3,875)	6,625
Share of loss	-	-	-	(792)	(792)
At December 31, 2013	500	10,000	10,500	(4,667)	5,833
Share of loss	-	-	-	(324)	(324)
At December 31, 2014	500	10,000	10,500	(4,991)	5,509

The jointly controlled entity was originally invested by Motel 168 and Suzhou Taide Hotels Management Co., Ltd. who has 50% of equity interest, respectively. After the acquisition by Homeinns on October 1, 2011, the amount of RMB 853 recognized as ‘share of loss of a jointly controlled entity’ in the consolidated statements of operations is equal to the share of total loss of the jointly controlled entity during the three-month ended in December 31, 2011. It has exceeded the original cost of the Group’s investment in the entity. Before the acquisition, Motel 168 loaned RMB 10,000 to the entity without a specified repayment date. This loan has the same economic effect as a capital contribution and should be treated as being a part of the net investment in the entity. Therefore, Motel 168 treated its original investment of RMB 500, together with the loan of RMB 10,000 that in substance form part of the net investment, as the ceiling, being RMB 10,500, to pick up its share of loss of the entity. For the years ended December 31, 2012, 2013 and 2014, the Group fully picked up its share of loss of the entity of RMB 1,676, RMB 792 and RMB 324, and records it as a reduction to the interests in a jointly controlled entity.

b.	Investment in an affiliated company under equity method

In July 2014, the Company entered into agreements to contribute a 20% equity stake in Chengdu Haoting Holiday Hotel Management Co., Ltd.. The capital contribution is RMB 200.  The Company applied equity method of accounting to account for the investment due to its ability to exercise significant influence.

c.	Investment in an affiliated company under cost method

In November 2014, Home Inns Hotel Management (Shanghai) Co., Ltd. acquired 12% equity interest in Shanghai Campsort Travel Development Co., Ltd., a resort hotel chain based in PRC, for consideration of RMB 6,000. The Group accounted the investment under cost method due to lack of ability to exercise significant influence.